Earnings per share - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Earnings per share [abstract]
Profit	$ 8,289	$ 5,331	$ 7,276
Basic, number of shares (in shares)	19,954	20,183	20,211
Effect of dilutive potential ordinary shares (in shares)	130	103	97
Diluted, number of shares (in shares)	20,084	20,286	20,308
Basic, amount per share (in dollars per share)	$ 0.42	$ 0.26	$ 0.36
Diluted, amount per share (in dollars per share)	$ 0.41	$ 0.26	$ 0.36